FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Capital management (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Bank indebtedness	$ 28.8	$ 24.3
Long-term debt	5,899.4	6,375.0	$ 5,311.7
Lease liabilities	170.5	179.5	205.2
Derivative financial instruments	(677.7)	(887.0)
Cash and cash equivalents	(14.0)	(21.0)	(864.9)	$ (20.7)
Loans to the parent corporation	(701.1)	(596.1)
Net liabilities	4,705.9	5,074.7
Equity	$ 2,027.8	$ 1,406.4	$ 2,524.3